SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
NOTE 3	-	SHARE-BASED COMPENSATION

A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information is as follows:

	For the six months ended June 30, 2016
	Number of options		Weighted average exercise price	Aggregate intrinsic value
			$	$ in thousands
Outstanding at beginning of period	2,773,171		4.01
Granted	110,927 (	*)	2.80
Exercised	-		-
Cancelled	(259,279)		4.81

Outstanding at end of period	2,624,819		3.88	(**	)

Vested and expected-to-vest at end of period	2,618,221		3.88	(**	)

(*) Includes 75,000 options granted to certain officers.
(**) The aforementioned options are out of the money.